CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Trade sales, services and fees, net	$ 10,168	$ 11,317	$ 10,847
Related party sales	131	261	232
Total revenues	10,299	11,578	11,079
Cost of goods sold	8,447	9,651	9,309
Gross profit	1,852	1,927	1,770
Operating expenses:
Selling, general and administrative	977	969	936
Research and development	160	158	140
Other operating (income) expense		(4)	10
Restructuring, impairment and plant closing costs	302	158	151
Total expenses	1,439	1,281	1,237
Operating income (loss)	413	646	533
Interest expense	(214)	(214)	(203)
Equity in income of investment in unconsolidated affiliates	6	6	8
Loss on early extinguishment of debt	(31)	(28)	(51)
Other income (loss)	2	(1)	2
(Loss) income from continuing operations before income taxes	176	409	289
Income tax expense	(45)	(43)	(137)
Income (loss) from continuing operations	131	366	152
Loss from discontinued operations, net of tax	(4)	(9)	(5)
Net income (loss)	127	357	147
Net income attributable to noncontrolling interests	(33)	(22)	(21)
Net income (loss) attributable to Huntsman International LLC	$ 94	$ 335	$ 126